Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share

4	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Basic and diluted earnings per share
	Half-year to
	30 Jun 2024			30 Jun 2023
	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	$m	(millions)	$	$m	(millions)	$
Basic[1]	16,586	18,666	0.89	16,966	19,693	0.86
Effect of dilutive potential ordinary shares		120			136
Diluted[1]	16,586	18,786	0.88	16,966	19,829	0.86
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).